Employee Benefit Plans (Stock Option Plans) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) stock_option_plan shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2010 shares	Mar. 31, 2009 shares
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans | stock_option_plan	3
Incentive and non-qualified stock option plans, number of shares authorized				150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested during period, shares	0	3,300	4,500
Options vested during period, shares, weighted average exercise price | $ / shares		$ 23.33	$ 23.57
Options outstanding and exercisable, instrinsic value | $	$ 0
Compensation expense related to stock options | $	0		$ 8,000
Unrecognized compensation cost related to non-vested stock options | $	$ 0
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance	50,000
2008 Equity Incentive Plan [Member] | Stock Options and SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance					50,000
2008 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance					50,000